Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		$ 25,559.8	$ 25,727.5
Accumulated Depreciation		19,348.2	19,970.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		46,133.2	43,635.1	[1]
Other Inventory, Supplies, Gross		738.6	735.8
Noncurrent Regulatory Liabilities		3,736.1	3,892.4
Regulatory Assets
Current Regulatory Assets		115.2	126.6
Noncurrent Regulatory Assets		5,140.3	4,263.7
Regulatory Liabilities
Current Regulatory Liabilities		113.9	55.2
Noncurrent Regulatory Liabilities		3,736.1	3,892.4
Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		358.6
Accumulated Depreciation		191.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		166.9
Other Inventory, Supplies, Gross		8.6
Noncurrent Regulatory Liabilities		31.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		31.2
Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		6,200.8	6,824.0
Accumulated Depreciation		3,407.6	3,823.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9,424.4	9,181.7
Other Inventory, Supplies, Gross		127.0	131.3
Noncurrent Regulatory Liabilities		637.1	652.9
Regulatory Assets
Current Regulatory Assets		86.9	66.1
Noncurrent Regulatory Assets		1,154.2	857.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		637.1	652.9
Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		3,841.7	3,741.9
Accumulated Depreciation		3,018.0	3,410.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,203.5	5,416.4
Other Inventory, Supplies, Gross		185.9	201.1
Noncurrent Regulatory Liabilities		1,076.2	1,199.7
Regulatory Assets
Current Regulatory Assets		11.6	0.8
Noncurrent Regulatory Assets		804.3	536.2
Regulatory Liabilities
Current Regulatory Liabilities		0.3	7.1
Noncurrent Regulatory Liabilities		1,076.2	1,199.7
Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Accumulated Depreciation		2,048.7	2,038.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,054.7	4,763.6
Other Inventory, Supplies, Gross		86.1	60.9
Noncurrent Regulatory Liabilities		514.2	514.7
Regulatory Assets
Noncurrent Regulatory Assets		1,113.0	1,318.9
Regulatory Liabilities
Current Regulatory Liabilities		27.6	46.3
Noncurrent Regulatory Liabilities		514.2	514.7
Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		1,302.6	1,264.7
Accumulated Depreciation		1,352.5	1,319.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,693.2	3,440.6
Other Inventory, Supplies, Gross		51.9	50.9
Noncurrent Regulatory Liabilities		335.1	334.5
Regulatory Assets
Current Regulatory Assets		0.0	35.7
Noncurrent Regulatory Assets		214.8	154.3
Regulatory Liabilities
Current Regulatory Liabilities		76.1	0.0
Noncurrent Regulatory Liabilities		335.1	334.5
Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		3,943.5	3,864.5
Accumulated Depreciation		2,602.3	2,503.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,321.1	5,907.3
Other Inventory, Supplies, Gross		71.5	73.7
Noncurrent Regulatory Liabilities		448.8	458.5
Regulatory Assets
Current Regulatory Assets		4.1	24.0
Noncurrent Regulatory Assets		415.8	393.6
Regulatory Liabilities
Current Regulatory Liabilities		8.4	0.0
Noncurrent Regulatory Liabilities		448.8	458.5
Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		3,695.3	3,840.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3,695.3	3,840.4
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		637.1	640.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		637.1	640.9
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		1,076.2	1,199.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,076.2	1,199.6
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		473.4	479.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		473.4	479.1
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		335.1	330.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		335.1	330.3
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		448.8	458.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities		448.8	458.5
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		40.8	52.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		40.8	52.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	12.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	12.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	0.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.1
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		40.8	35.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		40.8	35.6
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	4.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	4.2
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		167.9	227.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		57.3	125.7
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		59.3	13.6
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.3	10.5
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		13.4	17.7
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5.9	12.1
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4,972.4	4,036.4
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,096.9	732.2
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		745.0	522.6
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,111.7	1,308.4
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		201.4	136.6
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		409.9	381.5
Acquisition of Valley Electric Membership Corporation [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	1.8
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		11.4	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.4	0.0
Remaining Refund Period		1 year
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 11.4	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.4	0.0
Remaining Refund Period		1 year
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 0.0	3.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	3.9
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		21.2	43.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 21.2	43.7
Remaining Refund Period		5 years
Amos Plant Transfer Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.0	1.4
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	2,656.5	2,660.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	2,656.5	2,660.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	612.9	617.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	612.9	617.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	350.6	378.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	350.6	378.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	422.3	423.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	422.3	423.2
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	275.5	275.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	275.5	275.4
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[2]	396.8	384.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	396.8	384.3
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.4	4.4
Remaining Recovery Period		2 years
Asset Retirement Obligation - Arkansas, Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.7	1.1
Base Load Purchase Power Contract [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	6.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	6.1
Base Plan Funding Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		1.3	1.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.3	1.4
Remaining Refund Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 4.9	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.9	0.0
Remaining Refund Period		2 years
Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.5	25.1
Remaining Recovery Period		1 year
Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.5	25.1
Remaining Recovery Period		1 year
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.3
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.2	0.0
Remaining Recovery Period		7 years
Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	13.3
Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	0.0
Remaining Recovery Period		5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	13.3
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	0.0
Remaining Recovery Period		5 years
Consumer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 2.9	2.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.9	2.6
Remaining Refund Period		1 year
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.8	38.0
Remaining Recovery Period		3 years
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.8	38.0
Remaining Recovery Period		3 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.7	6.6
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.6	6.9
Remaining Recovery Period		23 years
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 29.1	55.2
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.0	7.1
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 27.6	46.3
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 84.8	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.3	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 76.1	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 8.4	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 38.9	121.2
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 27.3	60.7
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 7.5	0.8
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 0.0	35.7
Remaining Recovery Period
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 4.1	24.0
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 304.5	377.5
Remaining Recovery Period		3 years
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 304.5	377.5
Remaining Recovery Period		3 years
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 76.3	5.4
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 59.6	5.4
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 4.1	0.0
Remaining Recovery Period		1 year
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 113.3	112.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 113.3	112.6
Remaining Refund Period		47 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 35.0	38.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 35.0	38.3
Remaining Refund Period		21 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 46.3	46.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.3	46.9
Remaining Refund Period		26 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 8.5	9.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.5	9.8
Remaining Refund Period		15 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 14.7	25.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 14.7	25.8
Remaining Refund Period		43 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 1.0	1.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.0	1.3
Remaining Refund Period		43 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 0.0	0.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.1
Deferral of Major Generation Overhauls [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.7	1.3
Remaining Recovery Period		2 years
Deferred Asset Phase-In Rider [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 5.1	7.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.1	7.1
Remaining Refund Period		5 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	2.2
Deferred Cook Plant Life Cycle Management Project Costs - Michigan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.2	1.2
Deferred Restructuring Costs - Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.5	5.1
Remaining Recovery Period		3 years
Deferred Restructuring Costs - Michigan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.2
Deferred Restructuring Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.5	6.5
Remaining Recovery Period		3 years
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.9	8.3
Remaining Recovery Period		1 year
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.9	8.3
Remaining Recovery Period		1 year
Deferred Wind Power Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 11.8	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.8	0.0
Remaining Refund Period		2 years
Deferred Wind Power Costs - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 11.8	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.8	0.0
Remaining Refund Period		2 years
Deferred Wind Power Costs - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 0.0	4.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	4.5
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	9.9
Remaining Recovery Period		2 years
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	9.9
Remaining Recovery Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 8.0	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.0	0.0
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	6.5
Environmental Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	3.3
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[3]	636.5	694.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	636.5	694.9
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[3]	636.5	694.9
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	636.5	694.9
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		10.6	11.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 10.6	11.1
Remaining Refund Period		38 years
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 2.7	2.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.7	2.8
Remaining Refund Period		38 years
Expanded Net Energy Charge - Coal Inventory [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	3.4
Expanded Net Energy Charge - Construction Surcharge [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	5.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	5.4
Expanded Net Energy Charge - Construction Surcharge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	2.3
Felman Special Rate Mechanism - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	2.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	2.1
Generation Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.2	3.8
Remaining Recovery Period		3 years
Generation Recovery Rider Costs - Arkansas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 1.5	1.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.5	1.7
Remaining Refund Period		2 years
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.3	0.0
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.5	15.9
Remaining Recovery Period		2 years
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.5	15.9
Remaining Recovery Period		2 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,385.3	1,268.3
Remaining Recovery Period		52 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 441.7	381.7
Remaining Recovery Period		25 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 246.8	255.0
Remaining Recovery Period		29 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 129.0	137.5
Remaining Recovery Period		31 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.1	1.9
Remaining Recovery Period		35 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 271.9	254.9
Remaining Recovery Period		31 years
Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	10.8
Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.9	0.0
Remaining Recovery Period		25 years
Integrated Gasification Combined Cycle Preconstruction Costs - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	10.8
Integrated Gasification Combined Cycle Preconstruction Costs - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.6	0.0
Remaining Recovery Period		5 years
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.6	9.5
Remaining Recovery Period		10 years
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 37.4	58.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 37.4	58.2
Remaining Refund Period		3 years
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 37.4	58.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 37.4	58.2
Remaining Refund Period		3 years
Low Income Customers/Economic Recovery [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 1.0	1.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.0	1.3
Remaining Refund Period		1 year
Mitchell Plant Transfer [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.3	0.0
Remaining Recovery Period		25 years
Northeastern Station Plant, Unit 4 [Member] | Public Service Co Of Oklahoma [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		$ 182.5
Accumulated Depreciation		93.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		89.4
Other Inventory, Supplies, Gross		4.0
Noncurrent Regulatory Liabilities		$ 11.3
Expected Retirement Date		2016
Remaining Recovery Period, Plant Depreciation		25 years
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.3
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	19.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	19.4
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	19.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	19.4
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.8	0.0
Remaining Recovery Period		2 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 358.7	422.1
Remaining Recovery Period		3 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 358.7	422.1
Remaining Recovery Period		3 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.5	35.1
Remaining Recovery Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.5	35.1
Remaining Recovery Period		2 years
Ohio Economic Development Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 5.0	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.0	0.0
Remaining Refund Period		2 years
Ohio Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	4.1
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	27.9
Remaining Recovery Period		1 year
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.3	27.9
Remaining Recovery Period		1 year
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	10.5
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	10.5
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		36.7	29.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.0	0.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.2	0.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		68.5	53.6
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.1	1.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.9	0.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.4	0.9
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.3	1.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		31.7	42.7
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.1
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	0.7
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.1	1.1
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.8	0.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		37.7	28.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		37.7	28.1
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.1	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.1	0.0
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		1.7	0.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.7	0.1
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	0.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.1
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.6	0.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.6	0.5
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		1.9	1.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.9	1.7
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		20.5	3.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		20.5	3.8
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.2	16.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	16.8
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	0.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.1
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.2	0.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.4
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		0.0	0.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.3
Partnership with Ohio Contribution [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.4	0.4
Remaining Recovery Period		3 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 1.5	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.5	0.0
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.1	9.0
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.3	62.4
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.6	16.6
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	29.1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.8	9.2
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.0	2.2
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.7	8.8
Peak Demand Reduction/Energy Efficiency - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.5	0.9
Remaining Recovery Period		2 years
PJM Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.1	21.9
Remaining Recovery Period		2 years
PJM Expense - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.1	21.9
Remaining Recovery Period		2 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 59.8	0.0
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		32.7	0.0
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		27.1	0.0
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 58.0	0.0
Remaining Recovery Period		25 years
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 20.9	0.0
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.3	0.0
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.6	0.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 577.4	0.0
Remaining Recovery Period		29 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 86.5	0.0
Remaining Recovery Period		24 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 260.3	0.0
Remaining Recovery Period		29 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 42.6	39.2
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.6	17.8
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.7	10.0
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.3	6.1
Remaining Recovery Period		5 years
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 40.6	35.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		40.6	35.2
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		40.6	35.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		40.6	35.2
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.2	0.0
Remaining Recovery Period		2 years
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.3	8.1
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.8	0.0
Remaining Recovery Period		3 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.3	9.5
Remaining Recovery Period		41 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.3	9.5
Remaining Recovery Period		41 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.1	2.5
Remaining Recovery Period		4 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.5	1.8
Remaining Recovery Period		4 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.1	3.7
Remaining Recovery Period		4 years
Regulatory Settlement [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 9.0	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.0	0.0
Remaining Refund Period		2 years
River Transportation Division Expenses [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 1.9	5.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.9	5.3
Remaining Refund Period		1 year
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.8	0.1
Shipe Road Transmission Project - FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.1	2.3
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[3]	43.4	43.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	43.4	43.5
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	[3]	43.4	43.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3]	43.4	43.5
Storm Related Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		1.3	0.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.3	0.0
Remaining Refund Period		1 year
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 24.2	20.2
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.8	13.0
Remaining Recovery Period		3 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.2	100.4
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		12.3	16.6
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 94.6	26.0
Remaining Recovery Period		5 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.1	15.2
Remaining Recovery Period		1 year
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.4	0.0
Remaining Recovery Period		4 years
Storm Related Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.1
Storm Related Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.8	0.0
Remaining Recovery Period		1 year
Storm Related Costs - Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.8	13.0
Remaining Recovery Period		3 years
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	65.2
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 63.5	8.5
Remaining Recovery Period		5 years
Stranded Costs on Abandoned Plants [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.9	3.9
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 90.4	59.2
Remaining Recovery Period		12 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.8	0.0
Remaining Recovery Period		11 years
Transition Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 46.5	46.8
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.5	46.8
Remaining Refund Period		12 years
Transmission Agreement Phase-In - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.7	2.9
Remaining Recovery Period		2 years
Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.9	15.4
Remaining Recovery Period		1 year
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 74.6	53.2
Remaining Recovery Period		2 years
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 74.6	53.2
Remaining Recovery Period		2 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 148.7	65.7
Remaining Recovery Period		30 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 101.5	11.1
Remaining Recovery Period		30 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.0	13.3
Remaining Recovery Period		17 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.4	11.7
Remaining Recovery Period		23 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.8	8.0
Remaining Recovery Period		17 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.0	7.0
Remaining Recovery Period		28 years
Uncollected Accounts - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.5	0.0
Remaining Recovery Period		5 years
United Mine Workers of America Pension Withdrawal [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 14.4	25.4
Remaining Recovery Period		10 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 33.8	92.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 33.8	92.2
Remaining Refund Period		17 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 8.4	19.7
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 8.4	19.7
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 7.1	19.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 7.1	19.6
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities		$ 15.3	47.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 15.3	47.3
Remaining Refund Period		17 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.7	9.7
Remaining Recovery Period		2 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.6	4.1
Remaining Recovery Period		2 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.2	0.5
Remaining Recovery Period		2 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.5	1.1
Remaining Recovery Period		2 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 36.9	5.4
Remaining Recovery Period		6 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.5	2.9
Remaining Recovery Period		1 year
Vegetation Management Program - Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	2.5
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	20.4
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	19.1
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.2	0.0
Remaining Recovery Period		6 years
Welsh Plant, Unit 2 [Member] | Southwestern Electric Power Co [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment		$ 176.1
Accumulated Depreciation		98.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		77.5
Other Inventory, Supplies, Gross		4.6
Noncurrent Regulatory Liabilities		$ 19.9
Expected Retirement Date		2016
Remaining Recovery Period, Plant Depreciation		25 years
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 19.9
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.8	46.5
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.2	10.2
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.3	10.3
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.4	4.9
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.8	5.3
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.3	5.9
Remaining Recovery Period		9 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,410.5	1,273.1
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 217.6	212.5
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 126.4	107.8
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 219.4	195.4
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 95.1	89.7
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 108.9	$ 99.9
Remaining Recovery Period		12 years

[1]	Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Relieved as removal costs are incurred.
[3]	Relieved when plant is decommissioned.